Related Parties - Summary of Total Compensation Provided to Key Management Personnel (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term benefits	₺ 366,645	₺ 304,752	₺ 297,725
Long-term benefits	2,444	3,044	3,587
Termination benefits	683	1,579	618
Share based payments	29,157		1,380
Key management personnel compensation	₺ 398,929	₺ 309,375	₺ 303,310